BlackRock Series Fund, Inc.
BlackRock High Yield Portfolio

(the “Fund”)

Supplement dated March 25, 2014

to the Statement of Additional Information dated May 1, 2013, as amended February 21, 2014

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The section captioned “Management and Advisory Agreements — Portfolio Manager Information” is revised as set forth below.

The subsection captioned “Other Portfolios and Accounts Managed” as it relates solely to the Fund is revised as follows:

High Yield Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
James E. Keenan, CFA	15	17	25	0	6	4
	$14.49 Billion	$10.58 Billion	$6.3 Billion	$0	$1.53 Billion	$567.8 Million
Mitchell Garfin, CFA	16	3	23	0	0	4
	$14.78 Billion	$6.36 Billion	$7.23 Billion	$0	$0	$567.8 Million
David Delbos[1]	2	0	1	0	0	0
	$14.06 Billion	$0	$104.3 Million	$0	$0	$0
Derek Schoenhofen	10	7	31	0	1	4
	$12.66 Billion	$7.79 Billion	$7.32 Billion	$0	$418.66 Million	$567.8 Million

1 Information for Mr. Delbos is provided as of March 20, 2014.

The subheading captioned “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — 2. Messrs. Garfin, Keenan, Kraeger, McCarthy, Miller, Rieder, and Schoenhofen” is revised as set forth below.

2. Messrs. Delbos, Garfin, Keenan, Kraeger, Miller, Rieder and Schoenhofen

Subsection 2 of the subsection captioned “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” as it relates solely to the Fund is revised as set forth below.

Portfolio Manager	Funds Managed	Applicable Benchmarks
James E. Keenan, CFA Mitchell Garfin, CFA David Delbos Derek Schoenhofen	High Yield Portfolio	A combination of market based indices (e.g., The Barclays U.S. Corporate High Yield 2% Issuer Cap Index), certain customized indices and certain fund industry peer groups.

The last sentence under the subsection captioned “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

Messrs. Delbos, Green, Keenan, Miller, Kemp, and Rieder have unvested long-term incentive awards.

Shareholders should retain this Supplement for future reference.

SAI-19057HY-0314SUP